Other non financial assets (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Other Non Financial Assets
Mandatory Reserve Deposits With Tax Authorities	₨ 194,409	₨ 189,267
Income Tax Examination, Refund Adjustment Claim With Taxing Authority, Non-Current	1,081	1,081
Income Tax Examination, Liability Adjustment From Settlement with Taxing Authority		25,000
Tax paid Under Protest to Goods and Service Tax Department		₨ 883